Investments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Investments
4. Investments
The Company did not have short-term investments as of September 30, 2023.
Short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Commercial paper	$14,935	$—	$—	$14,935
Government securities	3,985	—	(5)	3,980

Total	$18,920	$—	$(5)	$18,915

As of September 30, 2023, the Company held no securities that were in an unrealized loss position. As of December 31, 2022, the aggregate fair value of securities that were in an unrealized loss position for less than twelve months was $4.0 million. The Company did not record any charges for credit-related impairments during the nine months ended September 30, 2023.

4. Investments
Cash equivalents and short-term investments as of December 31, 2022 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds, included in cash and cash equivalents	$14,904	$—	$—	$14,904
Short-term investments:
Commercial paper	14,935	—	—	14,935
Government securities	3,985	—	(5)	3,980

Total	$33,824	$—	$(5)	$33,819

Cash equivalents and short-term investments as of December 31, 2021 were comprised as follows (in thousands):

	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Money market funds, included in cash and cash equivalents	$71,579	$—	$—	$71,579
Short-term investments:
Corporate debt securities	12,085	—	(7)	12,078
Commercial paper	22,962	—	—	22,962

Total	$106,626	$—	$(7)	$106,619

As of December 31, 2022 and 2021, the aggregate fair value of securities that were in an unrealized loss position for less than twelve months was $4.0 million and $12.1 million, respectively. As of December 31, 2022 and 2021 the Company held no securities that were in an unrealized loss position for more than twelve months. As of December 31, 2022, the Company did not intend to sell, and would not be more likely than not required to sell, the securities in an unrealized loss position before recovery of their amortized cost bases. Furthermore, the Company determined that there was no material change in the credit risk of these securities. As a result, the Company determined it did not hold any securities with any o the
r-than-temporary impairment as of December 31, 2022.